Average Annual Total Returns		19 Months Ended	60 Months Ended
	Sep. 30, 2026	Dec. 31, 2025 [1]	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.34%	17.88%
REX AI EQUITY PREMIUM INCOME ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.60%	16.42%
Performance Inception Date	Jun. 03, 2024
REX AI EQUITY PREMIUM INCOME ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		10.17%	0.93%
REX AI EQUITY PREMIUM INCOME ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.26%	8.79%

[1]	The Fund commenced operations on June 3, 2024.